NATURE OF BUSINESS - Public Offering (Details) - USD ($)				12 Months Ended
	Dec. 01, 2021	Jul. 01, 2021	Jun. 21, 2021	Dec. 31, 2021	Mar. 31, 2022	Aug. 01, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Share price						$ 6.25
Warrants exercisable term				9 years 7 months 13 days
Issuance of common stock in connection with public offering				$ 18,000,000
Net proceeds from offering		$ 18,200,000
Other offering costs				2,339,816
Accrued interest				8,167	$ 8,167		$ 3,696,944
Working Capital Deficit				30,442,955	28,104,041
Payment of principal to bridge note holders				(3,000,000)
Accrued interest				64,110
Accumulated deficit				38,019,402	40,403,144		29,057,587
Convertible Notes outstanding				$ 0
Number of shares issued upon conversion				842,429
Cash				$ 27,738,979	26,099,178		$ 695,909
Accounts payable and accrued expenses				1,842,481	$ 1,321,468
Convertible Notes
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon conversion			1,206,614
Loss on conversion of notes				300,000
Bridge Notes
Subsidiary, Sale of Stock [Line Items]
Payment of principal to bridge note holders				(3,000,000)
Accrued interest				$ 717,646
Number of shares issued upon conversion				842,429
Conversion price			$ 5.60	$ 5.60
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)			2,250,000
Share price			$ 8.00
Issuance of common stock in connection with public offering			$ 18,000,000
Net proceeds from offering			15,700,000
Other offering costs			$ 600,000
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)			1,291,012
Temporary equity, shares outstanding (in shares)			0
Underwriting Discounts		$ 1,900,000	$ 1,700,000
Accrued interest			$ 1,300,000
Conversion price			$ 5.60
Initial Public Offering | Bridge Notes
Subsidiary, Sale of Stock [Line Items]
Accrued interest				$ 64,110
Overallotment
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)		337,500
Share price		$ 8.00
Issuance of common stock in connection with public offering		$ 2,700,000
Underwriting Discounts		$ 1,900,000
Accrued interest				$ 700,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)	1,749,999
Share price	$ 12.00
Warrants exercisable term	5 years 6 months				4 years 10 months 13 days
Issuance of common stock in connection with public offering	$ 21,000,000
Net proceeds from offering	21,000,000
Other offering costs	$ 1,435,000
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)	1,312,500
Conversion price	$ 13.00